Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares Class A CNY (¥) shares		Ordinary shares Class A USD ($) shares		Ordinary shares Class B CNY (¥) shares		Ordinary shares Class B USD ($) shares		Ordinary shares Class C CNY (¥) shares		Ordinary shares Class C USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total Fangdd Network Group Ltd. shareholders’ equity CNY (¥)	Total Fangdd Network Group Ltd. shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥) shares		USD ($) shares
Balance (in Dollars)		¥ 17												¥ 5,243,416		¥ (398,160)		¥ (4,649,428)		¥ 195,845		¥ (4,348)		¥ 191,497
Balance at Dec. 31, 2023		¥ 17												5,243,416		(398,160)		(4,649,428)		195,845		(4,348)		191,497
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	370,135		370,135		5,450		5,450		79		79
Net income/(loss) for the period																		17,385		17,385		(974)		16,411
Exercise of share options under share-based compensation			[2]				[1]
Exercise of share options under share-based compensation (in Shares) | shares		6	[1]	6	[1]																			6	[3]	6	[3]
Share-based compensation														11										¥ 11
Acquisition of subsidiaries with non-controlling interests																						1,919		1,919
Capital contribution from non-controlling shareholders																						1,238		1,238
Foreign currency translation adjustments																320				320				320
Balance at Jun. 30, 2024		¥ 17												5,243,427		(397,840)		(4,632,043)		213,561		(2,165)		211,396
Balance (in Shares) at Jun. 30, 2024 | shares	[1]	370,141		370,141		5,450		5,450		79		79
Balance (in Dollars)		¥ 17												5,243,427		(397,840)		(4,632,043)		213,561		(2,165)		211,396
Balance (in Dollars)		136	[1]				[1]				[1]			5,388,038		(383,235)		(4,618,595)		386,344		(3,043)		383,301
Balance at Dec. 31, 2024		¥ 136	[1]				[1]				[1]			5,388,038		(383,235)		(4,618,595)		386,344		(3,043)		383,301
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	2,229,015		2,229,015		5,450		5,450		948		948
Net income/(loss) for the period			[1]				[1]				[1]							(38,119)		(38,119)		(1,063)		(39,182)		$ (5,469)
Issuance of convertible promissory note		¥ 2	[1]				[1]				[1]			1,774						1,776				1,776
Issuance of convertible promissory note (in Shares) | shares	[1]	26,031		26,031
Conversion of convertible promissory note		¥ 115	[1]				[1]				[1]			30,650						30,765				30,765
Conversion of convertible promissory note (in Shares) | shares	[1]	1,758,347		1,758,347
Ordinary shares adjustment reflected as a result of the Share Consolidation			[1]				[1]				[1]
Ordinary shares adjustment reflected as a result of the Share Consolidation (in Shares) | shares	[1]	21		21
Acquisition of subsidiaries with non-controlling interests			[1]				[1]				[1]											350		350
Capital contribution from non-controlling shareholders			[1]				[1]				[1]											4,044		4,044
Transaction with non-controlling interests			[1]				[1]				[1]			21						21		(25)		(4)
Disposal of subsidiaries			[1]				[1]				[1]											758		758
Foreign currency translation adjustments			[1]				[1]				[1]					(598)				(598)				(598)		(83)
Balance at Jun. 30, 2025		¥ 253	[1]	$ 35	[1]		[1]		[1]		[1]		[1]	5,420,483	$ 756,670	(383,833)	$ (53,581)	(4,656,714)	$ (650,052)	380,189	$ 53,072	1,021	$ 143	381,210		53,215
Balance (in Shares) at Jun. 30, 2025 | shares	[1]	4,013,414		4,013,414		5,450		5,450		948		948
Balance (in Dollars)		¥ 253	[1]	$ 35	[1]		[1]		[1]		[1]		[1]	¥ 5,420,483	$ 756,670	¥ (383,833)	$ (53,581)	¥ (4,656,714)	$ (650,052)	¥ 380,189	$ 53,072	¥ 1,021	$ 143	¥ 381,210		$ 53,215

[1]	Retrospectively restated to reflect the Share Consolidation.
[2]	Less than 1 after in thousand and rounding.
[3]	Retrospectively restated to reflect the Share Consolidation.